Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Results Of Operations
Quarterly Results of Operations (Unaudited)

Note 17 - Quarterly Results of Operations (Unaudited)

The following tables summarize the Company’s quarterly results for the fiscal years ended December 31, 2014 and 2013:

	For the Three-Month Period Ending
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Interest income	$2,045	$2,025	$2,387	$2,643
Interest expense	249	259	270	304
Net interest income	1,796	1,766	2,117	2,339
Provision for loan losses	16	—	257	11
Other income	336	344	2,224	574
Other expenses	1,895	2,016	2,470	2,582
Income - before income tax expense	221	94	1,614	320
Income tax expense	—	—	—	—
Net income	$221	$94	$1,614	$320

Net income per share
Basic	$0.08	$0.03	$0.48	$0.11
Diluted	$0.08	$0.03	$0.48	$0.11

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	3,370	3,019
Cash dividends declared per common share	$0.020	$0.020	$0.020	$0.020

	For the Three-Month Period Ending
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Interest income	$2,085	$2,095	$2,065	$2,074
Interest expense	321	285	274	270
Net interest income	1,764	1,810	1,791	1,804
Provision for loan losses	144	196	32	265
Other income	440	465	459	401
Other expenses	1,992	2,082	2,036	2,132
Income (loss) - before income tax expense (benefit)	68	(3)	182	(192)
Income tax expense	—	—	—	—
Net income (loss)	$68	$(3)	$182	$(192)

Net income (loss) per share
Basic	$0.02	$—	$0.06	$(0.07)
Diluted	$0.02	$—	$0.06	$(0.07)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$—	$—	$—	$0.020